T. ROWE PRICE Emerging Markets Bond Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.6%
Government Bonds 0.6%
Republic of Angola, 8.00%, 11/26/29 (USD)  6,048,000 5,908
Republic of Angola, 8.25%, 5/9/28 (USD)  11,839,000 11,924
Republic of Angola, 8.75%, 4/14/32 (USD)  3,405,000 3,261
Republic of Angola, 9.125%, 11/26/49 (USD)  3,285,000 2,759
Republic of Angola, 9.375%, 5/8/48 (USD)  6,060,000 5,219
Republic of Angola, 9.50%, 11/12/25 (USD)  400,000 402
Total Angola (Cost $28,046) 29,473
ARGENTINA 2.3%
Government Bonds 2.3%
Republic of Argentina, 1.00%, 7/9/29 (USD)  52,064,000 37,970
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  34,932,800 23,632
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  54,868,705 28,779
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  45,521,238 25,788
Total Argentina (Cost $116,068) 116,169
ARMENIA 0.3%
Government Bonds 0.3%
Republic of Armenia, 6.75%, 3/12/35 (USD) (1) 12,320,000 12,593
Total Armenia (Cost $12,027) 12,593
AZERBAIJAN 0.3%
Government Bonds 0.3%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  15,096,000 14,081
Total Azerbaijan (Cost $13,250) 14,081
BAHRAIN 0.7%
Government Bonds 0.7%
CBB International Sukuk Programme, 6.25%, 7/7/33 (USD)  8,250,000 8,603
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  26,625,000 27,961
Total Bahrain (Cost $36,359) 36,564

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BARBADOS 0.4%
Government Bonds 0.4%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 32 —
Government of Barbados, 8.00%, 6/26/35 (USD) (1) 17,050,000 17,761
Total Barbados (Cost $17,053) 17,761
BENIN 0.0%
Government Bonds 0.0%
Republic of Benin, 7.96%, 2/13/38 (USD)  645,000 661
Total Benin (Cost $584) 661
BOLIVIA 0.0%
Government Bonds 0.0%
State of Bolivia, 4.50%, 3/20/28 (USD)  420,000 328
Total Bolivia (Cost $348) 328
BRAZIL 7.9%
Corporate Bonds 3.5%
Aegea Finance, 7.625%, 1/20/36 (USD) (1) 14,660,000 14,615
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 4,460,000 4,732
Cosan Luxembourg, 7.25%, 6/27/31 (USD) (1) 9,060,000 9,424
Cosan Overseas, 8.25% (USD) (2) 6,515,000 6,545
CSN Resources, 4.625%, 6/10/31 (USD)  2,400,000 1,952
CSN Resources, 8.875%, 12/5/30 (USD)  19,645,000 19,838
FS Luxembourg, 8.625%, 6/25/33 (USD) (1) 11,060,000 11,477
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  31,100,000 30,054
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 8,620,000 8,347
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  8,695,000 8,420
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (1) 10,400,000 10,163
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 10,070,000 9,774
Raizen Fuels Finance, 6.95%, 3/5/54 (USD)  10,260,000 9,446
Sabesp, 5.625%, 8/20/30 (USD) (1) 12,630,000 12,701
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 20,620,000 20,637
178,125

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 4.4%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  31,475,000 5,439
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  129,097,000 21,255
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  65,425,000 10,380
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,881,000 8,040
Republic of Brazil, 5.50%, 11/6/30 (USD)  14,110,000 14,414
Republic of Brazil, 6.00%, 10/20/33 (USD)  11,645,000 11,954
Republic of Brazil, 6.125%, 3/15/34 (USD)  39,105,000 40,063
Republic of Brazil, 6.25%, 3/18/31 (USD)  18,825,000 19,846
Republic of Brazil, 6.625%, 3/15/35 (USD)  63,225,000 65,817
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,880,000 3,945
Republic of Brazil, 7.25%, 1/12/56 (USD)  25,045,000 25,361
226,514
Total Brazil (Cost $393,133) 404,639
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, Series 13Y, 5.00%, 3/5/37 (USD)  18,744,000 18,786
Republic of Bulgaria, Series 12.5, 4.875%, 5/13/36 (EUR)  2,275,000 2,949
Total Bulgaria (Cost $20,958) 21,735
CHILE 4.2%
Corporate Bonds 2.4%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 18,595,000 19,699
Agrosuper, 4.60%, 1/20/32 (USD) (1) 21,563,000 20,895
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 11,853,000 11,037
Celulosa Arauco y Constitucion, 3.875%, 11/2/27 (USD)  5,545,000 5,488
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 6,610,000 6,376
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (USD) (1) 4,470,000 4,676
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (1) 10,557,054 10,919
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD)  3,775,000 3,577
Corp. Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,517
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (USD) (1) 9,700,000 10,507
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  14,510,000 9,200
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,825,000 3,379

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 14,000,000 12,219
Inversiones CMPC, 6.125%, 2/26/34 (USD)  1,080,000 1,125
123,614
Government Bonds 1.8%
Bonos de la Tesoreria de la Republica en pesos, 5.00%,
3/1/35  11,900,000,000 11,887
Bonos de la Tesoreria de la Republica en pesos, 6.00%,
4/1/33 (1) 34,020,000,000 36,411
Republic of Chile, 3.75%, 1/14/32 (EUR)  5,290,000 6,358
Republic of Chile, 5.65%, 1/13/37 (USD)  34,320,000 36,144
90,800
Total Chile (Cost $219,742) 214,414
CHINA 0.4%
Convertible Bonds 0.4%
Alibaba Group Holding, 0.50%, 6/1/31 (USD)  6,550,000 12,015
JD.com, 0.25%, 6/1/29 (USD)  8,185,000 8,841
Total China (Cost $19,858) 20,856
COLOMBIA 6.3%
Corporate Bonds 0.7%
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,494
Banco de Bogota, 6.25%, 5/12/26 (USD)  12,300,000 12,459
Ecopetrol, 8.375%, 1/19/36 (USD)  5,230,000 5,405
Ecopetrol, 8.875%, 1/13/33 (USD)  13,445,000 14,582
33,940
Government Bonds 5.4%
Republic of Colombia, 3.125%, 4/15/31 (USD)  17,680,000 15,390
Republic of Colombia, 4.125%, 5/15/51 (USD)  19,855,000 12,956
Republic of Colombia, 5.00%, 6/15/45 (USD)  22,310,000 16,799
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 18,041
Republic of Colombia, 6.125%, 1/18/41 (USD)  10,790,000 9,687
Republic of Colombia, 7.375%, 4/25/30 (USD)  9,300,000 9,912
Republic of Colombia, 7.50%, 2/2/34 (USD)  32,425,000 34,152
Republic of Colombia, 7.75%, 11/7/36 (USD)  15,330,000 16,089
Republic of Colombia, 8.00%, 4/20/33 (USD)  41,070,000 44,787
Republic of Colombia, 8.00%, 11/14/35 (USD)  12,370,000 13,304

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, 8.375%, 11/7/54 (USD)  11,135,000 11,811
Republic of Colombia, 8.50%, 4/25/35 (USD)  9,100,000 10,092
Republic of Colombia, 8.75%, 11/14/53 (USD)  4,450,000 4,891
Republic of Colombia, Series B, 7.00%, 3/26/31  121,000,000,000 25,808
Republic of Colombia, Series B, 13.25%, 2/9/33  125,675,000,000 34,692
278,411
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,644 (USD) (4)(5) † 5,559
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,915 (USD) (4)(5) † 3,349
8,908
Total Colombia (Cost $314,707) 321,259
COSTA RICA 0.6%
Government Bonds 0.6%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,860
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  4,420,000 4,618
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  1,650,000 1,756
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (1) 11,806,000 12,957
Total Costa Rica (Cost $27,137) 28,191
CÔTE D'IVOIRE 2.3%
Government Bonds 2.3%
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 9,403,000,000 16,858
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  36,835,000 35,453
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,585,000 26,783
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 15,650,000 16,294
Republic of Ivory Coast, 7.625%, 1/30/33 (USD)  470,000 489
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (1) 12,080,000 12,541
Republic of Ivory Coast, 8.075%, 4/1/36 (USD)  3,100,000 3,218
Republic of Ivory Coast, 8.25%, 1/30/37 (USD)  6,800,000 7,109
Total Côte d'Ivoire (Cost $110,984) 118,745
CZECH REPUBLIC 0.1%
Corporate Bonds 0.1%
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 7,110,000 7,349
Total Czech Republic (Cost $7,110) 7,349

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 1.6%
Government Bonds 1.6%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 7,580,000 7,444
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 2,535,000 2,428
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 7,512
Dominican Republic, 5.875%, 1/30/60 (USD)  9,220,000 8,201
Dominican Republic, 6.85%, 1/27/45 (USD)  25,875,000 26,872
Dominican Republic, 6.95%, 3/15/37 (USD) (1) 14,455,000 15,452
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 9,950,000 10,747
Dominican Republic, 10.50%, 3/15/37 (1) 18,000,000 305
Dominican Republic, 10.75%, 6/1/36 (1) 19,550,000 340
Total Dominican Republic (Cost $77,661) 79,301
ECUADOR 2.3%
Government Bonds 2.3%
Republic of Ecuador, STEP, 5.00%, 7/31/40 (USD)  19,798,000 13,092
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD) (1) 42,717,331 37,965
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD)  9,680,000 8,603
Republic of Ecuador, STEP, 6.90%, 7/31/35 (USD)  79,013,466 59,161
Total Ecuador (Cost $101,405) 118,821
EGYPT 3.0%
Government Bonds 3.0%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  16,159,000 16,128
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  3,490,000 3,535
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  9,725,000 7,637
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  21,441,000 22,271
Arab Republic of Egypt, 7.903%, 2/21/48 (USD) (1) 800,000 667
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 24,290,000 21,481
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  30,886,000 27,314
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 14,740,000 15,674
Arab Republic of Egypt, 9.45%, 2/4/33 (USD)  8,400,000 8,976
Arab Republic of Egypt Treasury Bills, Series 364D, 26.599%,
3/24/26  710,100,000 13,193
Arab Republic of Egypt Treasury Bills, Series 364D, 27.00%,
12/23/25  669,800,000 13,214
Total Egypt (Cost $142,809) 150,090

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EL SALVADOR 0.9%
Government Bonds 0.9%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 9,700,000 262
Republic of El Salvador, 6.375%, 1/18/27 (USD)  310,000 311
Republic of El Salvador, 7.125%, 1/20/50 (USD)  160,000 138
Republic of El Salvador, 7.65%, 6/15/35 (USD)  1,330,000 1,355
Republic of El Salvador, 8.25%, 4/10/32 (USD)  7,026,000 7,486
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 15,611,000 17,075
Republic of El Salvador, 9.50%, 7/15/52 (USD)  6,715,000 7,158
Republic of El Salvador, 9.65%, 11/21/54 (USD) (1) 5,860,000 6,358
Republic of El Salvador, 9.65%, 11/21/54 (USD)  3,340,000 3,624
Total El Salvador (Cost $39,290) 43,767
GAMBIA 0.0%
Corporate Bonds 0.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 850,000 846
Total Gambia (Cost $850) 846
GHANA 1.4%
Corporate Bonds 0.1%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1) 3,950,000 3,067
3,067
Government Bonds 1.3%
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD) (1) 350,900 343
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD)  15,248,420 14,883
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD) (1) 664,600 562
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD)  57,180,101 48,336
Republic of Ghana, Zero Coupon, 7/3/26 (USD) (1) 23,200 23
Republic of Ghana, Zero Coupon, 7/3/26 (USD)  1,008,160 975
Republic of Ghana, Zero Coupon, 1/3/30 (USD) (1) 61,576 53
Republic of Ghana, Zero Coupon, 1/3/30 (USD)  2,457,441 2,111
67,286
Total Ghana (Cost $62,856) 70,353

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  1,828,183 1,773
Total Grenada (Cost $1,701) 1,773
GUATEMALA 0.7%
Government Bonds 0.7%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,471
Republic of Guatemala, 4.875%, 2/13/28 (USD)  6,590,000 6,618
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 698,000 695
Republic of Guatemala, 6.125%, 6/1/50 (USD)  215,000 208
Republic of Guatemala, 6.25%, 8/15/36 (USD) (1) 460,000 476
Republic of Guatemala, 6.55%, 2/6/37 (USD) (1) 200,000 212
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 1,210,000 1,282
Republic of Guatemala, 6.875%, 8/15/55 (USD) (1) 4,965,000 5,219
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 19,690,000 21,654
Total Guatemala (Cost $36,248) 37,835
HUNGARY 0.2%
Government Bonds 0.2%
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  4,848,340,000 12,335
Total Hungary (Cost $12,377) 12,335
INDIA 1.9%
Corporate Bonds 0.6%
ABJA Investment, 5.45%, 1/24/28 (USD)  3,754,000 3,828
Greenko Power II, 4.30%, 12/13/28 (USD)  10,646,625 10,204
Greenko Wind Projects Mauritius, 7.25%, 9/27/28 (USD)  6,670,000 6,793
State Bank of India, 5.00%, 1/17/29 (USD)  10,540,000 10,723
31,548
Government Bonds 1.3%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 5,545,000 4,969
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  14,790,000 13,252

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  49,031,000 46,797
65,018
Total India (Cost $98,923) 96,566
INDONESIA 3.9%
Corporate Bonds 0.9%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  13,777,000 13,683
Minejesa Capital, 5.625%, 8/10/37 (USD)  24,450,000 24,309
Pertamina Persero, 6.00%, 5/3/42 (USD)  5,110,000 5,249
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,638
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)  1,000,000 997
48,876
Government Bonds 3.0%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  24,490,000 22,878
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  14,055,000 14,081
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  400,000 404
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  3,658,000 3,680
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  10,280,000 6,784
Republic of Indonesia, 4.625%, 4/15/43 (USD)  19,600,000 18,197
Republic of Indonesia, 5.15%, 9/10/54 (USD)  6,695,000 6,431
Republic of Indonesia, 5.25%, 1/17/42 (USD)  23,820,000 23,965
Republic of Indonesia, 5.60%, 1/15/35 (USD)  30,000,000 31,788
Republic of Indonesia, Series 103, 6.75%, 7/15/35  372,460,000,000 22,985
151,193
Total Indonesia (Cost $206,133) 200,069
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  433,438 432
Total Iraq (Cost $415) 432
JAMAICA 0.6%
Corporate Bonds 0.5%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (1) 17,165,000 17,587
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,820,050 6,480

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,798,514 2,659
26,726
Government Bonds 0.1%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,475,000 1,782
1,782
Total Jamaica (Cost $28,786) 28,508
JORDAN 0.6%
Government Bonds 0.6%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  6,975,000 6,967
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 12,470,000 13,035
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,490,000 9,933
Total Jordan (Cost $28,645) 29,935
KAZAKHSTAN 0.6%
Corporate Bonds 0.6%
KazMunayGas National, 3.50%, 4/14/33 (USD)  1,200,000 1,084
KazMunayGas National, 5.75%, 4/19/47 (USD)  32,140,000 30,008
Total Kazakhstan (Cost $30,528) 31,092
KENYA 0.0%
Government Bonds 0.0%
Republic of Kenya, 7.25%, 2/28/28 (USD)  1,085,000 1,116
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 400
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 545
Total Kenya (Cost $2,011) 2,061
KUWAIT 0.8%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  17,081,000 17,991
17,991

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.5%
State of Kuwait, 4.652%, 10/9/35 (USD) (1) 23,380,000 23,380
23,380
Total Kuwait (Cost $41,546) 41,371
KYRGYZSTAN 0.0%
Government Bonds 0.0%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 900,000 909
Total Kyrgyzstan (Cost $891) 909
LEBANON 0.3%
Government Bonds 0.3%
Lebanese Republic, Series 88, 8.20%, 5/17/33 (USD) (4)(6) 13,890,000 3,135
Lebanese Republic, Series 89, 8.25%, 5/17/34 (USD) (4)(6) 45,825,000 10,322
Total Lebanon (Cost $10,763) 13,457
MALAYSIA 2.4%
Government Bonds 2.4%
Government of Malaysia, Series 0122, 3.582%, 7/15/32  114,650,000 27,527
Government of Malaysia, Series 0419, 3.828%, 7/5/34  389,525,000 95,117
Total Malaysia (Cost $120,019) 122,644
MEXICO 9.4%
Corporate Bonds 1.9%
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 14,400,000 14,784
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 4,550,000 4,869
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (3) 14,320,000 14,073
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (3) 10,640,000 10,670
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(3) 6,710,000 7,320
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(3) 19,590,000 21,752
CFE Fibra, 5.875%, 9/23/40 (USD) (1) 4,390,000 4,441
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 7,260,000 7,822
Saavi Energia, 8.875%, 2/10/35 (USD)  11,105,000 11,965
97,696

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 7.5%
Eagle Funding Luxco, 5.50%, 8/17/30 (USD) (1) 23,640,000 24,014
Petroleos Mexicanos, 5.95%, 1/28/31 (USD)  6,670,000 6,465
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  35,370,000 35,836
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  11,949,000 10,474
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  24,670,000 22,446
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  44,798,000 48,286
Petroleos Mexicanos, 10.00%, 2/7/33 (USD)  50,288,000 58,391
United Mexican States, 3.50%, 2/12/34 (USD)  22,200,000 19,336
United Mexican States, 4.28%, 8/14/41 (USD)  8,150,000 6,624
United Mexican States, 5.85%, 7/2/32 (USD)  14,120,000 14,595
United Mexican States, 6.00%, 5/7/36 (USD)  20,090,000 20,584
United Mexican States, 6.05%, 1/11/40 (USD)  10,580,000 10,657
United Mexican States, 6.35%, 2/9/35 (USD)  37,125,000 39,298
United Mexican States, 6.625%, 1/29/38 (USD)  6,060,000 6,384
United Mexican States, 6.875%, 5/13/37 (USD)  34,610,000 37,413
United Mexican States, 7.375%, 5/13/55 (USD)  16,640,000 18,312
379,115
Total Mexico (Cost $450,091) 476,811
MOLDOVA 0.0%
Corporate Bonds 0.0%
Aragvi Finance International, 11.125%, 11/20/29 (USD) (1) 520,000 523
Total Moldova (Cost $516) 523
MONTENEGRO 0.9%
Government Bonds 0.9%
Government of Montenegro, 4.875%, 4/1/32 (1) 10,220,000 12,070
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 28,780,000 30,715
Government of Montenegro, 7.25%, 3/12/31 (USD)  4,875,000 5,203
Total Montenegro (Cost $44,886) 47,988
MOROCCO 0.8%
Corporate Bonds 0.4%
OCP, 6.70%, 3/1/36 (USD)  8,405,000 9,010
OCP, 7.50%, 5/2/54 (USD) (1) 11,060,000 12,289
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 219
21,518

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.4%
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  22,421,000 16,504
Kingdom of Morocco, 5.50%, 12/11/42 (USD)  310,000 298
Kingdom of Morocco, 6.50%, 9/8/33 (USD)  1,050,000 1,154
17,956
Total Morocco (Cost $36,542) 39,474
NETHERLANDS 0.2%
Corporate Bonds 0.2%
Veon Midco, 9.00%, 7/15/29 (USD) (1) 9,580,000 9,951
Total Netherlands (Cost $9,580) 9,951
NIG ERIA 0.9%
Government Bonds 0.9%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 812
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 483
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,584
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 345
Republic of Nigeria, 7.875%, 2/16/32 (USD)  9,732,000 9,691
Republic of Nigeria, 10.375%, 12/9/34 (USD) (1) 5,961,000 6,640
Republic of Nigeria OMO Bill, Series 169D, 26.69%, 11/11/25  42,033,192,000 27,726
Total Nigeria (Cost $43,362) 47,281
OMAN 1.9%
Corporate Bonds 0.2%
Oryx Funding, 5.80%, 2/3/31 (USD)  8,473,000 8,876
8,876
Government Bonds 1.7%
Sultanate of Oman, 4.75%, 6/15/26 (USD)  6,325,000 6,334
Sultanate of Oman, 5.375%, 3/8/27 (USD)  18,495,000 18,773
Sultanate of Oman, 5.625%, 1/17/28 (USD)  9,500,000 9,758
Sultanate of Oman, 6.25%, 1/25/31 (USD)  2,825,000 3,052
Sultanate of Oman, 6.50%, 3/8/47 (USD)  3,561,000 3,848
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 15,166
Sultanate of Oman, 6.75%, 10/28/27 (USD)  9,200,000 9,623
Sultanate of Oman, 6.75%, 1/17/48 (USD)  10,320,000 11,353

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 6,520,000 7,372
85,279
Total Oman (Cost $89,624) 94,155
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan, 6.00%, 4/8/26 (USD)  470,000 469
Islamic Republic of Pakistan, 7.375%, 4/8/31 (USD)  2,954,000 2,901
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  12,588,000 11,978
Total Pakistan (Cost $16,009) 15,348
PANAMA 2.4%
Corporate Bonds 0.4%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41
(USD) (1) 1,995,000 1,661
Banco General, VR, 5.25% (USD) (1)(2)(3) 7,325,000 6,907
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 8,795,000 7,737
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,915,000 3,052
19,357
Government Bonds 2.0%
Republic of Panama, 6.40%, 2/14/35 (USD)  15,209,000 15,744
Republic of Panama, 6.70%, 1/26/36 (USD)  11,655,000 12,334
Republic of Panama, 6.853%, 3/28/54 (USD)  10,890,000 11,079
Republic of Panama, 6.875%, 1/31/36 (USD)  1,715,000 1,827
Republic of Panama, 7.50%, 3/1/31 (USD)  5,200,000 5,723
Republic of Panama, 7.875%, 3/1/57 (USD)  9,800,000 11,062
Republic of Panama, 8.00%, 3/1/38 (USD)  38,804,000 44,260
102,029
Total Panama (Cost $113,781) 121,386
PARAGUAY 0.7%
Corporate Bonds 0.1%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 3,946,000 3,934
3,934
Government Bonds 0.6%
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 9,730,000 9,857

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 228
Republic of Paraguay, 5.40%, 3/30/50 (USD)  3,244,000 2,993
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 5,220
Republic of Paraguay, 5.85%, 8/21/33 (USD) (1) 720,000 759
Republic of Paraguay, 6.00%, 2/9/36 (USD) (1) 4,135,000 4,396
Republic of Paraguay, 6.00%, 2/9/36 (USD)  6,875,000 7,309
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 1,028
Republic of Paraguay, 6.65%, 3/4/55 (USD)  225,000 240
Republic of Paraguay, 8.50%, 3/4/35 (PYG) (1) 7,000,000,000 955
32,985
Total Paraguay (Cost $37,133) 36,919
PERU 3.4%
Corporate Bonds 0.3%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,279
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,291,209 3,400
Scotiabank Peru, VR, 6.10%, 10/1/35 (USD) (1)(3) 9,940,000 10,357
17,036
Government Bonds 3.1%
Republic of Peru, 2.78%, 12/1/60 (USD)  28,975,000 16,249
Republic of Peru, 3.30%, 3/11/41 (USD)  6,250,000 4,869
Republic of Peru, 3.55%, 3/10/51 (USD)  6,625,000 4,739
Republic of Peru, 5.375%, 2/8/35 (USD)  32,535,000 33,218
Republic of Peru, 5.625%, 11/18/50 (USD)  42,445,000 41,862
Republic of Peru, 6.20%, 6/30/55 (USD)  13,260,000 13,804
Republic of Peru, 6.85%, 8/12/35 (1) 49,200,000 14,971
Republic of Peru, 7.60%, 8/12/39 (1) 50,300,000 15,857
Republic of Peru, 8.75%, 11/21/33 (USD)  10,112,000 12,730
158,299
Total Peru (Cost $179,743) 175,335
PHILIPPINES 1.6%
Corporate Bonds 0.9%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 6,238
Globe Telecom, 3.00%, 7/23/35 (USD)  6,650,000 5,631
International Container Terminal Services, 4.75%, 6/17/30
(USD)  15,260,000 15,418
Manila Water, 4.375%, 7/30/30 (USD)  16,950,000 16,786
44,073

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.7%
Republic of Philippines, 2.65%, 12/10/45 (USD)  38,175,000 25,802
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,440,000 1,463
Republic of Philippines, 6.25%, 1/14/36  622,000,000 10,596
37,861
Total Philippines (Cost $94,138) 81,934
POLAND 1.1%
Government Bonds 1.1%
Republic of Poland, Series 10Y, 5.125%, 9/18/34 (USD)  3,823,000 3,917
Republic of Poland, Series 10Y, 5.375%, 2/12/35 (USD)  17,115,000 17,799
Republic of Poland, Series 30Y, 5.50%, 4/4/53 (USD)  6,310,000 6,131
Republic of Poland, Series 30Y, 5.50%, 3/18/54 (USD)  21,050,000 20,427
Republic of Poland, Series 5Y, 4.875%, 2/12/30 (USD)  9,537,000 9,822
Total Poland (Cost $56,566) 58,096
QATAR 0.8%
Government Bonds 0.8%
State of Qatar, 4.817%, 3/14/49 (USD)  40,500,000 38,708
Total Qatar (Cost $54,347) 38,708
ROMANIA 3.9%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 17,577,000 21,292
21,292
Government Bonds 3.5%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,573
Republic of Romania, 4.00%, 2/14/51 (USD)  23,284,000 15,626
Republic of Romania, 5.50%, 9/18/28 (EUR)  16,380,000 20,261
Republic of Romania, 5.75%, 9/16/30 (USD) (1) 55,860,000 57,022
Republic of Romania, 5.75%, 3/24/35 (USD) (1) 7,100,000 6,854
Republic of Romania, 5.75%, 3/24/35 (USD)  10,080,000 9,730
Republic of Romania, 6.375%, 1/30/34 (USD) (1) 8,874,000 9,004
Republic of Romania, 6.625%, 5/16/36 (USD) (1) 54,626,000 55,539
176,609
Total Romania (Cost $194,964) 197,901

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 2.3%
Corporate Bonds 1.0%
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  13,450,658 12,433
Gaci First Investment, 5.125%, 2/14/53 (USD)  23,329,000 21,347
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (USD) (1) 9,750,000 10,247
Greensaif Pipelines Bidco, 6.129%, 2/23/38 (USD)  4,600,000 4,900
48,927
Government Bonds 1.3%
Kingdom of Saudi Arabia, 3.45%, 2/2/61 (USD) (1) 465,000 305
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  6,350,000 4,594
Kingdom of Saudi Arabia, 4.50%, 10/26/46 (USD)  7,532,000 6,542
Kingdom of Saudi Arabia, 4.50%, 4/22/60 (USD) (1) 585,000 482
Kingdom of Saudi Arabia, 4.75%, 1/16/30 (USD) (1) 13,740,000 14,046
Kingdom of Saudi Arabia, 4.875%, 7/18/33 (USD)  6,300,000 6,398
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  15,100,000 13,915
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  10,277,000 10,049
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  5,296,000 4,827
Saudi Arabian Oil, 5.25%, 7/17/34 (USD) (1) 5,140,000 5,295
66,453
Total Saudi Arabia (Cost $119,294) 115,380
SENEGAL 0.0%
Government Bonds 0.0%
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 430,000 313
Republic of Senegal, 6.25%, 5/23/33 (USD)  310,000 225
Total Senegal (Cost $700) 538
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 2.375%, 12/1/25 (USD)  5,115,000 10,068
Total Singapore (Cost $7,430) 10,068

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 3.3%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD)  5,565,000 5,880
5,880
Government Bonds 3.2%
Republic of South Africa, 7.10%, 11/19/36 (USD) (1) 7,950,000 8,303
Republic of South Africa, 7.10%, 11/19/36 (USD)  85,074,000 88,850
Republic of South Africa, 7.95%, 11/19/54 (USD) (1) 19,055,000 19,407
Republic of South Africa, Series 10Y, 5.875%, 4/20/32 (USD)  8,290,000 8,398
Republic of South Africa, Series 30Y, 5.65%, 9/27/47 (USD)  21,590,000 17,389
Republic of South Africa, Series 30Y, 6.25%, 3/8/41 (USD)  10,050,000 9,338
Republic of South Africa, Series 30Y, 7.30%, 4/20/52 (USD)  10,185,000 9,800
161,485
Total South Africa (Cost $163,069) 167,365
SOUTH KOREA 0.2%
Corporate Bonds 0.2%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  11,890,000 11,948
Total South Korea (Cost $11,878) 11,948
SRI LANKA 2.3%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (4)(6) 1,449,000 1,521
1,521
Government Bonds 2.3%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 17,625,455 16,907
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (1) 17,707,073 16,623
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (1) 22,894,981 19,679
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 32,868,442 24,096
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD)  6,055,000 4,439
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (1) 16,685,398 14,807
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (1) 19,634,818 17,545
114,096
Total Sri Lanka (Cost $101,372) 115,617

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SUPRANATIONAL 0.4%
Government Bonds 0.4%
Corp. Andina de Fomento, VR, 6.75% (USD) (1)(2)(3) 8,630,000 8,895
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  14,075,000 13,770
Total Supranational (Cost $21,968) 22,665
SURINAME 0.9%
Government Bonds 0.9%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (1)(7) 21,494,810 21,441
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 18,316,000 21,613
Total Suriname (Cost $24,576) 43,054
TANZANIA 0.3%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  3,400,000 3,315
3,315
Corporate Bonds 0.3%
HTA Group, 7.50%, 6/4/29 (USD) (1) 13,460,000 13,998
13,998
Total Tanzania (Cost $16,845) 17,313
THAILAND 0.8%
Corporate Bonds 0.8%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 18,870,000 17,175
GC Treasury Center, VR, 6.50% (USD) (1)(2)(3) 6,710,000 6,809
GC Treasury Center, VR, 7.125% (USD) (1)(2)(3) 5,350,000 5,536
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  16,790,000 11,623
Total Thailand (Cost $40,952) 41,143

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TRINIDAD AND TOBAGO 0.2%
Government Bonds 0.2%
Republic of Trinidad & Tobago, 6.40%, 6/26/34 (USD) (1) 10,270,000 10,526
Total Trinidad and Tobago (Cost $10,270) 10,526
TÜRKIYE 3.5%
Government Bonds 3.5%
Republic of Turkiye, 6.50%, 1/3/35 (USD)  15,500,000 15,248
Republic of Turkiye, 7.25%, 5/29/32 (USD)  11,670,000 12,163
Republic of Turkiye, Series 10Y, 5.95%, 1/15/31 (USD)  26,785,000 26,580
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  13,300,000 14,134
Republic of Turkiye, Series 10Y, 9.375%, 1/19/33 (USD)  11,630,000 13,503
Republic of Turkiye, Series 12Y, 6.50%, 9/20/33 (USD)  6,825,000 6,769
Republic of Turkiye, Series 2Y, 37.00%, 2/18/26  901,965,000 21,745
Republic of Turkiye, Series 30Y, 6.00%, 1/14/41 (USD)  31,340,000 27,430
Republic of Turkiye, Series 5Y, 9.875%, 1/15/28 (USD)  3,585,000 3,939
Republic of Turkiye, Series 6Y, 8.60%, 9/24/27 (USD)  10,975,000 11,732
Republic of Turkiye, Series 6Y, 9.375%, 3/14/29 (USD)  22,200,000 24,809
Total Türkiye (Cost $172,762) 178,052
UKRAINE 1.4%
Corporate Bonds 0.1%
MHP, 6.25%, 9/19/29 (USD)  2,538,000 2,056
2,056
Government Bonds 1.3%
Government of Ukraine, STEP, 0.00%, 2/1/34 (USD) (1) 1 —
Government of Ukraine, STEP, 4.50%, 2/1/29 (USD) (1) 13,101,932 9,046
Government of Ukraine, STEP, 4.50%, 2/1/34 (USD) (1) 15,320,231 8,643
Government of Ukraine, STEP, 4.50%, 2/1/34 (USD)  8,706,718 4,912
Government of Ukraine, STEP, 4.50%, 2/1/35 (USD) (1) 30,455,699 16,864
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD) (1) 33,890,157 18,536
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD)  17,852,966 9,764
67,765
Total Ukraine (Cost $67,902) 69,821

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 1.0%
Corporate Bonds 1.0%
DP World, 5.25%, 12/24/29 (USD)  29,015,000 29,518
Galaxy Pipeline Assets Bidco, 2.625%, 3/31/36 (USD)  17,380,000 15,333
Ruwais Power, 6.00%, 8/31/36 (USD)  4,865,000 5,167
Total United Arab Emirates (Cost $48,881) 50,018
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition Date:
8/23/18, Cost $— (EUR) (4)(5)(8) 4,463,430 15
Total United Kingdom (Cost $–) 15
UNITED STATES 0.2%
Corporate Bonds 0.2%
Hyundai Capital America, 5.60%, 3/30/28 (1) 11,450,000 11,762
Total United States (Cost $11,545) 11,762
URUGUAY 0.9%
Government Bonds 0.9%
Republic of Uruguay, 5.10%, 6/18/50 (USD)  30,085,000 28,558
Republic of Uruguay, 5.75%, 10/28/34 (USD)  16,385,000 17,606
Total Uruguay (Cost $45,865) 46,164
UZBEKISTAN 0.8%
Corporate Bonds 0.2%
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31
(USD) (1) 9,555,000 10,200
Uzbekneftegaz, 8.75%, 5/7/30 (USD) (1) 400,000 428
10,628
Government Bonds 0.6%
National Bank of Uzbekistan, 7.20%, 7/17/30 (USD)  9,968,000 10,260
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  550,000 592
Republic of Uzbekistan, 6.947%, 5/25/32 (USD) (1) 1,000,000 1,078
Republic of Uzbekistan, 6.947%, 5/25/32 (USD)  17,160,000 18,499

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (1) 1,000,000 1,078
31,507
Total Uzbekistan (Cost $40,043) 42,135
VENEZUELA 1.7%
Government Bonds 1.7%
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (4)(6) 9,185,000 1,497
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (4)(6) 12,471,000 14,342
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (4)(6) 250,260,000 41,293
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (4)(6) 985,000 180
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (4)(6) 43,593,000 8,065
Republic of Venezuela, 6.00%, 12/9/20 (USD) (4)(6) 1,070,000 192
Republic of Venezuela, 7.75%, 10/13/19 (USD) (4)(6) 61,570,000 11,643
Republic of Venezuela, 9.25%, 9/15/27 (USD) (4)(6) 10,000,000 2,438
Republic of Venezuela, 11.75%, 10/21/26 (USD) (4)(6) 14,600,000 3,527
Republic of Venezuela, 11.95%, 8/5/31 (USD) (4)(6) 800,000 193
Republic of Venezuela, 12.75%, 8/23/22 (USD) (4)(6) 8,850,000 2,094
Total Venezuela (Cost $160,403) 85,464
VIETNAM 0.1%
Government Bonds 0.1%
Socialist Republic of Vietnam, Series 30YR, FRN, 6M TSFR +
0.813%, 5.495%, 3/13/28 (USD)  4,750,000 4,541
Total Vietnam (Cost $4,605) 4,541
ZAMBIA 0.0%
Government Bonds 0.0%
Republic of Zambia, 13.00%, 9/20/31  8,450,000 293
Republic of Zambia, STEP, 5.75%, 6/30/33 (USD)  1,004,227 962
Total Zambia (Cost $1,100) 1,255

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.16% (9)(10) 116,736,218 116,736
Total Short-Term Investments (Cost $116,736) 116,736
Total Investments in Securities  99.1%
(Cost $4,990,699) $ 5,050,373
Other Assets Less Liabilities 0.9% 45,613
Net Assets 100.0% $ 5,095,986
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,326,477 and represents 26.0% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,923 and represents 0.2% of net assets.
(6) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
6M TSFR Six month term SOFR (Secured overnight financing rate)
AUD Australian Dollar

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
COP Colombian Peso
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
MYR Malaysian Ringgit
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PYG Paraguay Guarani
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 12/5/25 USD 96,119 MYR 402,489 $ 314
Bank of America 12/5/25 USD 10,916 PHP 624,899 225
Barclays Bank 10/16/25 TRY 178,855 USD 4,174 70
BNP Paribas 11/21/25 EUR 9,297 USD 10,941 7
BNP Paribas 12/5/25 COP 9,957,109 USD 2,452 66
BNY Mellon 10/24/25 USD 12,068 CAD 16,554 159
Citibank 10/10/25 IDR 290,640,503 USD 17,476 (46)
Citibank 11/21/25 USD 12,614 EUR 10,606 124
Citibank 12/11/25 EGP 703,803 USD 12,581 1,633
Citibank 12/11/25 USD 14,012 EGP 703,803 (203)
Citibank 1/15/26 USD 17,415 IDR 290,640,503 50
Citibank 3/16/26 EGP 703,702 USD 13,330 365
Citibank 3/16/26 USD 13,465 EGP 703,702 (230)
Deutsche Bank 10/10/25 USD 7,882 PEN 27,947 (165)
Deutsche Bank 11/7/25 USD 12,074 CLP 11,486,865 124
Deutsche Bank 11/7/25 USD 25,230 CLP 24,410,091 (162)
Deutsche Bank 12/2/25 BRL 66,523 USD 11,893 422
Deutsche Bank 12/2/25 USD 12,947 BRL 69,851 16
Deutsche Bank 12/5/25 USD 12,549 MYR 52,756 (8)
HSBC Bank 10/10/25 IDR 98,436,475 USD 5,896 7
HSBC Bank 10/10/25 USD 11,077 IDR 183,373,130 79
HSBC Bank 11/7/25 USD 12,152 CLP 11,584,456 101
HSBC Bank 12/5/25 USD 15,306 MYR 64,329 (7)
HSBC Bank 1/15/26 USD 5,875 IDR 98,436,475 (7)
JPMorgan Chase 10/16/25 TRY 166,863 USD 3,904 55
Standard Chartered 10/10/25 USD 12,481 IDR 205,703,848 145
Standard Chartered 11/21/25 USD 145,919 EUR 124,295 (456)
State Street 10/24/25 USD 6,696 AUD 10,268 (100)
UBS Investment Bank 10/10/25 USD 6,300 PEN 22,521 (184)
UBS Investment Bank 12/5/25 USD 35,804 COP 146,175,477 (1,156)
Wells Fargo 10/10/25 USD 14,573 PEN 51,902 (372)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 866

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 817 Euro BUND contracts 12/25 (123,324) $ (477)
Short, 544 U.S. Treasury Notes ten year contracts 12/25 (61,200) 354
Long, 2,272 Ultra U.S. Treasury Bonds contracts 12/25 272,782 5,043
Net payments (receipts) of variation margin to date (6,161)
Variation margin receivable (payable) on open futures contracts $ (1,241)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ —# $ — $ 3,649+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 163,922  ¤  ¤ $ 116,736^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,649 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $116,736.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Emerging Markets Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Emerging Markets Bond Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,924,714 $ — $ 4,924,714
Common Stocks — — 15 15
Private Investment Company
2
— — — 8,908
Short-Term Investments 116,736 — — 116,736
Total Securities 116,736 4,924,714 15 5,050,373
Forward Currency Exchange
Contracts — 3,962 — 3,962
Futures Contracts* 5,397 — — 5,397
Total $ 122,133 $ 4,928,676 $ 15 $ 5,059,732
Liabilities
Forward Currency Exchange
Contracts $ — $ 3,096 $ — $ 3,096
Futures Contracts* 477 — — 477
Total $ 477 $ 3,096 $ — $ 3,573
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F110-054Q3 09/25